Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Financial assets:
Trading assets	¥ 3,891,344	¥ 2,767,691
Derivative financial instruments	4,199,705	3,382,574
Financial assets at fair value through profit or loss	2,048,831	2,641,416
Debt investments	16,910,687	13,333,221
Equity instruments at fair value through other comprehensive income	4,016,819	4,172,892
Financial liabilities:
Trading liabilities	2,268,947	1,998,694
Derivative financial instruments	3,656,651	3,051,773
At fair value [member]
Financial assets:
Trading assets	3,891,344	2,767,691
Derivative financial instruments	4,199,705	3,382,574
Financial assets at fair value through profit or loss	2,048,831	2,641,416
Debt investments	16,910,687	13,333,221
Investment securities at fair value through other comprehensive income	20,927,506	17,506,113
Total	31,067,386	26,297,794
Financial liabilities:
Trading liabilities	2,268,947	1,998,694
Derivative financial instruments	3,656,651	3,051,773
Others	(10,824)	(2,294)
Total	5,914,774	5,048,173
At fair value [member] | Level 1 [member]
Financial assets:
Trading assets	3,493,801	2,372,385
Derivative financial instruments	121,563	103,211
Financial assets at fair value through profit or loss	230,339	225,642
Debt investments	12,046,053	10,101,136
Investment securities at fair value through other comprehensive income	15,636,765	13,850,566
Total	19,482,468	16,551,804
Financial liabilities:
Trading liabilities	2,164,662	1,844,562
Derivative financial instruments	129,058	108,751
Others	0
Total	2,293,720	1,953,313
At fair value [member] | Level 2 [member]
Financial assets:
Trading assets	397,543	395,306
Derivative financial instruments	4,072,841	3,269,092
Financial assets at fair value through profit or loss	1,280,538	1,834,927
Debt investments	4,864,634	3,232,085
Investment securities at fair value through other comprehensive income	4,874,876	3,243,200
Total	10,625,798	8,742,525
Financial liabilities:
Trading liabilities	104,285	154,132
Derivative financial instruments	3,526,990	2,942,459
Others	(7,078)	(1,859)
Total	3,624,197	3,094,732
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	5,301	10,271
Financial assets at fair value through profit or loss	537,954	580,847
Investment securities at fair value through other comprehensive income	415,865	412,347
Total	959,120	1,003,465
Financial liabilities:
Derivative financial instruments	603	563
Others	(3,746)	(435)
Total	(3,143)	128
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	3,707,090	2,480,903
Financial assets at fair value through profit or loss	2,025,500	2,620,686
Debt investments	5,545,980	3,878,891
Financial liabilities:
Trading liabilities	2,138,767	1,835,860
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	3,311,301	2,091,355
Financial assets at fair value through profit or loss	227,755	223,832
Debt investments	681,346	646,806
Financial liabilities:
Trading liabilities	2,100,925	1,777,666
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	395,789	389,548
Financial assets at fair value through profit or loss	1,280,527	1,834,718
Debt investments	4,864,634	3,232,085
Financial liabilities:
Trading liabilities	37,842	58,194
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	517,218	562,136
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	184,254	286,788
Financial liabilities:
Trading liabilities	130,180	162,834
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	182,500	281,030
Financial liabilities:
Trading liabilities	63,737	66,896
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	1,754	5,758
Financial liabilities:
Trading liabilities	66,443	95,938
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	23,331	20,730
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	2,584	1,810
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	11	209
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	20,736	18,711
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	2,798,188	2,008,745
Financial liabilities:
Derivative financial instruments	2,384,735	1,825,053
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	88,374	68,942
Financial liabilities:
Derivative financial instruments	69,469	49,170
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	2,709,560	1,939,591
Financial liabilities:
Derivative financial instruments	2,315,266	1,775,883
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	254	212
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,327,359	1,286,910
Financial liabilities:
Derivative financial instruments	1,159,971	1,112,778
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	186	22
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	1,326,829	1,286,614
Financial liabilities:
Derivative financial instruments	1,159,906	1,112,769
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	344	274
Financial liabilities:
Derivative financial instruments	65	9
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	53,977	63,617
Financial liabilities:
Derivative financial instruments	92,672	96,170
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	31,816	33,802
Financial liabilities:
Derivative financial instruments	58,636	59,166
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	18,274	25,579
Financial liabilities:
Derivative financial instruments	34,036	37,004
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	3,887	4,236
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	6,553	7,517
Financial liabilities:
Derivative financial instruments	4,905	5,848
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	1,187	445
Financial liabilities:
Derivative financial instruments	953	415
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	5,366	7,072
Financial liabilities:
Derivative financial instruments	3,952	5,433
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	13,628	15,785
Financial liabilities:
Derivative financial instruments	14,368	11,924
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	12,812	10,236
Financial liabilities:
Derivative financial instruments	13,830	11,370
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	816	5,549
Financial liabilities:
Derivative financial instruments	538	554
At fair value [member] | Japanese government bonds [member]
Financial assets:
Debt investments	7,797,320	5,027,695
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Debt investments	7,797,320	5,027,695
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Debt investments	3,567,387	4,426,635
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Debt investments	3,567,387	4,426,635
At fair value [member] | Investment securities [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	4,016,819	4,172,892
At fair value [member] | Investment securities [member] | Level 1 [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	3,590,712	3,749,430
At fair value [member] | Investment securities [member] | Level 2 [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	10,242	11,115
At fair value [member] | Investment securities [member] | Level 3 [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	¥ 415,865	¥ 412,347